Parent Entity Financial Information - Schedule of Individual Financial Information (Details) - AUD ($)	Jun. 30, 2020	Jul. 02, 2019	Jun. 30, 2019	Jun. 28, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Current assets	$ 15,192,749		$ 3,195,672
Non-current assets	440,230		69,333
Total assets	15,632,979		3,265,005
Current liabilities	1,397,572		1,492,990
Non-current liabilities	1,220,037		809
Total liabilities	2,617,609		1,493,799
Share Capital Reserves	140,111,073		125,498,824		$ 122,372,662
Other reserves	8,755,489		6,009,932
Retained earnings	(135,851,192)		(129,737,550)
Total Equity	13,015,370	$ 1,756,494	1,771,206	$ 1,771,206	$ 4,711,878	$ 10,579,044
Parent Entity [Member]
Statement Line Items [Line Items]
Current assets	11,646,391		3,003,871
Non-current assets	345,236		25,126
Total assets	11,991,627		3,028,997
Current liabilities	10,095,549		10,795,245
Non-current liabilities	1,117,947		809
Total liabilities	11,213,496		10,796,054
Share Capital Reserves	140,111,073		125,498,824
Other reserves	(117,131)		(117,131)
Share-based payments	6,184,391		3,405,659
Retained earnings	(145,400,202)		(136,554,409)
Total Equity	778,131		(7,767,057)
Loss for the year	$ (8,816,667)		$ (5,949,827)